Investment in Associate (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Schedule of Investment in Associate

	Consolidated
	31 Dec 2023	30 Jun 2023
	A$	A$

Non-current assets
Investment in Snow Lake Resources	11,242,193	16,767,507

Reconciliation
Reconciliation of the carrying amounts at the beginning and end of the current and previous financial half-year are set out below:

Opening carrying amount	16,767,507	23,022,266
Share of Snow Lake Resources (loss)/profit for period	(862,231)	(6,254,759)
Impairment of investment in Snow Lake Resources	(4,663,083)	-

Closing carrying amount	11,242,193	16,767,507

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Investment in Snow Lake Resources	16,767,507	23,022,266

Reconciliation
Reconciliation of the carrying amounts at the beginning and end of the current and previous financial year are set out below:

Opening carrying amount	23,022,266	-
Fair value of Snow Lake Resources investment at date of deconsolidation	-	99,709,182
Disposals	-	(22,056,932)
Loss on disposal on Snow Lake Resources	-	(9,102,187)
Share of Snow Lake Resources profits(losses) for period	(6,254,759)	29,088
Impairment of investment in Snow Lake Resources	-	(45,556,885)

Closing carrying amount	16,767,507	23,022,266

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Gain on deconsolidation of Snow Lake Resources
Fair value of Snow Lake Resources investment at date of deconsolidation	-	99,709,182
Less carrying value of net assets on deconsolidation	-	(7,931,084)

Gain on deconsolidation of Snow Lake Resources	-	91,778,098

Snow Lake Resources [Member]
IfrsStatementLineItems [Line Items]
Summary of financial information of Snow Lake Resources

Summarized financial information of Snow Lake Resources is set out below:

	Snow Lake Resources
	31 Dec 2023	30 June 2023
	A$	A$
Summarized statement of financial position
Cash	6,988,270	4,357,704
Other current assets	722,271	1,220,054
Total current assets	7,710,541	5,577,758
Non-current assets	26,014,381	24,396,133
Total assets	33,724,922	29,973,891

Other current liabilities	1,951,344	2,225,191
Derivative liabilities	1,371,250	2,180,901
Non-current liabilities	3,383,599	35,293
Total liabilities	6,706,193	4,441,385
Net Assets	27,018,729	25,532,506

	Snow Lake Resources
	31 Dec 2023	31 Dec 2022
	A$	A$
Summarized statement of profit or loss and other comprehensive income
Revenue	-	-
Bank fees and interest	(5,300)	(7,955)
Depreciation on right-of-use assets	(17,956)	-
Other expenses	(4,449,729)	(8,029,095)
Total expenses	(4,472,985)	(8,037,050)
Loss before income tax expense	(4,472,985)	(8,037,050)
Income tax expense	-	-
Loss after income tax expense	(4,472,985)	(8,037,050)

Other comprehensive income	1,845,445	1,374,973
Total comprehensive income (loss)	(2,627,540)	(6,662,077)

Summarized financial information of Snow Lake Resources is set out below:

	Snow Lake Resources
	30 June 2023	30 June 2022
	A$	A$
Summarized statement of financial position
Cash	4,357,704	26,778,174
Other current assets	1,220,054	1,391,785
Total current assets	5,577,758	28,169,959
Non-current assets	24,396,133	13,593,229
Total assets	29,973,891	41,763,188

Other current liabilities	2,225,191	1,681,351
Derivative liabilities	2,180,901	323,013
Non-current liabilities	35,293	-
Total liabilities	4,441,385	2,004,364
Net Assets	25,532,506	39,758,824

Summarized statement of profit or loss and other comprehensive income
Revenue	-	-
Bank fees and interest	(16,383)	(192,963)
Amortization of transaction costs	-	(61,533)
Depreciation on right-of-use assets	(2,928)	-
Other expenses	(17,910,900)	(11,798,660)
Total expenses	(17,930,211)	(12,053,156)
Loss before income tax expense	(17,930,211)	(12,053,156)
Income tax expense	-	-
Loss after income tax expense	(17,930,211)	(12,053,156)
Other comprehensive income	778,841	1,767,338
Total comprehensive income (loss)	(17,151,370)	(10,285,818)